October 27, 2005


Securities and Exchange Commission
100 F. Street NE
Washington, D.C.  20549

Attn:  Filing Desk - Stop 1-4

     Re:  Insured Municipals Income Trust and Investors' Quality
          Tax-Exempt Trust, Multi-Series 276
          File No. 333-05839     CIK #896936

Ladies/Gentlemen:

         In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the Post-Effective of the subject Registration Statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the Registration Statement was filed electronically with the commission on October 24, 2005.

                                                               Very truly yours,


                                                           Van Kampen Funds Inc.